Plan Termination	12 Months Ended
Dec. 31, 2025
EBP Plans
EBP, Description of Plan [Line Items]
Plan Termination	Plan Termination
Although it has not expressed any intent to do so, the Company has the right under each Plan to discontinue its contributions at any time and to terminate each Plan subject to the provisions of ERISA. In the event any of the Plans terminate, affected participants of the terminated Plan will become 100% vested in their accounts.